Segmented Information - Geographic Region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Net premiums earned	$ 13,988.7	$ 13,229.7
Interest and dividends	769.2	880.2
Share of profit (loss) of associates	(112.8)	169.6
Net gains (losses) on investments	313.1	1,716.2
Gain on deconsolidation of insurance subsidiary	117.1	0.0
Other revenue	4,719.6	5,537.1
Income	19,794.9	21,532.8
Canada
Disclosure of geographical areas [line items]
Net premiums earned	1,659.0	1,452.1
United States
Disclosure of geographical areas [line items]
Net premiums earned	8,741.0	7,960.3
Asia
Disclosure of geographical areas [line items]
Net premiums earned	1,104.8	992.5
International
Disclosure of geographical areas [line items]
Net premiums earned	$ 2,483.9	$ 2,824.8
Geographic | Net Premiums Earned
Disclosure of geographical areas [line items]
Distribution of net premiums earned	100.00%	100.00%
Geographic | Net Premiums Earned | Canada
Disclosure of geographical areas [line items]
Distribution of net premiums earned	11.90%	11.00%
Geographic | Net Premiums Earned | United States
Disclosure of geographical areas [line items]
Distribution of net premiums earned	62.40%	60.10%
Geographic | Net Premiums Earned | Asia
Disclosure of geographical areas [line items]
Distribution of net premiums earned	7.90%	7.50%
Geographic | Net Premiums Earned | International
Disclosure of geographical areas [line items]
Distribution of net premiums earned	17.80%	21.40%
Operating companies
Disclosure of geographical areas [line items]
Net premiums earned	$ 13,860.6	$ 12,587.6
Interest and dividends	560.6	657.0
Share of profit (loss) of associates	46.2	56.0
Net gains (losses) on investments	136.4	1,258.5
Gain on deconsolidation of insurance subsidiary	(56.3)
Other revenue	0.0	0.0
Operating companies | Canada
Disclosure of geographical areas [line items]
Net premiums earned	1,658.9	1,446.3
Operating companies | United States
Disclosure of geographical areas [line items]
Net premiums earned	8,739.9	7,930.5
Operating companies | Asia
Disclosure of geographical areas [line items]
Net premiums earned	1,104.8	992.0
Operating companies | International
Disclosure of geographical areas [line items]
Net premiums earned	2,357.0	2,218.8
Operating companies | Insurance and Reinsurance | Northbridge
Disclosure of geographical areas [line items]
Net premiums earned	1,424.1	1,240.3
Interest and dividends	56.2	65.0
Share of profit (loss) of associates	(3.0)	1.1
Net gains (losses) on investments	105.7	0.5
Gain on deconsolidation of insurance subsidiary	0.0
Other revenue	0.0	0.0
Operating companies | Insurance and Reinsurance | Odyssey Group
Disclosure of geographical areas [line items]
Net premiums earned	3,586.6	3,179.2
Interest and dividends	151.2	175.9
Share of profit (loss) of associates	27.8	55.1
Net gains (losses) on investments	(26.9)	149.5
Gain on deconsolidation of insurance subsidiary	(30.5)
Other revenue	0.0	0.0
Operating companies | Insurance and Reinsurance | Crum & Forster
Disclosure of geographical areas [line items]
Net premiums earned	2,426.2	2,193.8
Interest and dividends	79.6	85.9
Share of profit (loss) of associates	(14.8)	19.1
Net gains (losses) on investments	(158.2)	75.2
Gain on deconsolidation of insurance subsidiary	(25.8)
Other revenue	0.0	0.0
Operating companies | Insurance and Reinsurance | Zenith National
Disclosure of geographical areas [line items]
Net premiums earned	643.8	735.0
Interest and dividends	19.0	33.1
Share of profit (loss) of associates	(4.2)	(16.4)
Net gains (losses) on investments	(59.9)	22.5
Gain on deconsolidation of insurance subsidiary	0.0
Other revenue	0.0	0.0
Operating companies | Insurance and Reinsurance | Brit
Disclosure of geographical areas [line items]
Net premiums earned	1,710.7	1,641.9
Interest and dividends	58.2	73.5
Share of profit (loss) of associates	6.6	(2.4)
Net gains (losses) on investments	24.4	62.1
Gain on deconsolidation of insurance subsidiary	0.0
Other revenue	0.0	0.0
Operating companies | Insurance and Reinsurance | Allied World
Disclosure of geographical areas [line items]
Net premiums earned	2,722.6	2,335.4
Interest and dividends	126.7	148.9
Share of profit (loss) of associates	35.6	13.3
Net gains (losses) on investments	246.0	210.2
Gain on deconsolidation of insurance subsidiary	0.0
Other revenue	0.0	0.0
Operating companies | Insurance and Reinsurance | Fairfax Asia
Disclosure of geographical areas [line items]
Net premiums earned	221.7	215.2
Operating companies | Insurance and Reinsurance | Other
Disclosure of geographical areas [line items]
Net premiums earned	1,124.9	1,046.8
Operating companies | Insurance and Reinsurance | Canada | Northbridge
Disclosure of geographical areas [line items]
Net premiums earned	1,407.3	1,223.8
Operating companies | Insurance and Reinsurance | Canada | Odyssey Group
Disclosure of geographical areas [line items]
Net premiums earned	101.2	80.8
Operating companies | Insurance and Reinsurance | Canada | Crum & Forster
Disclosure of geographical areas [line items]
Net premiums earned	0.0	0.0
Operating companies | Insurance and Reinsurance | Canada | Zenith National
Disclosure of geographical areas [line items]
Net premiums earned	0.0	0.0
Operating companies | Insurance and Reinsurance | Canada | Brit
Disclosure of geographical areas [line items]
Net premiums earned	97.7	107.0
Operating companies | Insurance and Reinsurance | Canada | Allied World
Disclosure of geographical areas [line items]
Net premiums earned	52.6	34.7
Operating companies | Insurance and Reinsurance | Canada | Fairfax Asia
Disclosure of geographical areas [line items]
Net premiums earned	0.0	0.0
Operating companies | Insurance and Reinsurance | Canada | Other
Disclosure of geographical areas [line items]
Net premiums earned	0.1	0.0
Operating companies | Insurance and Reinsurance | United States | Northbridge
Disclosure of geographical areas [line items]
Net premiums earned	16.8	16.5
Operating companies | Insurance and Reinsurance | United States | Odyssey Group
Disclosure of geographical areas [line items]
Net premiums earned	2,356.3	2,126.5
Operating companies | Insurance and Reinsurance | United States | Crum & Forster
Disclosure of geographical areas [line items]
Net premiums earned	2,409.2	2,191.7
Operating companies | Insurance and Reinsurance | United States | Zenith National
Disclosure of geographical areas [line items]
Net premiums earned	643.8	735.0
Operating companies | Insurance and Reinsurance | United States | Brit
Disclosure of geographical areas [line items]
Net premiums earned	1,228.5	1,119.5
Operating companies | Insurance and Reinsurance | United States | Allied World
Disclosure of geographical areas [line items]
Net premiums earned	2,030.5	1,710.2
Operating companies | Insurance and Reinsurance | United States | Fairfax Asia
Disclosure of geographical areas [line items]
Net premiums earned	0.0	0.0
Operating companies | Insurance and Reinsurance | United States | Other
Disclosure of geographical areas [line items]
Net premiums earned	54.8	31.1
Operating companies | Insurance and Reinsurance | Asia | Northbridge
Disclosure of geographical areas [line items]
Net premiums earned	0.0	0.0
Operating companies | Insurance and Reinsurance | Asia | Odyssey Group
Disclosure of geographical areas [line items]
Net premiums earned	469.8	377.1
Operating companies | Insurance and Reinsurance | Asia | Crum & Forster
Disclosure of geographical areas [line items]
Net premiums earned	0.2	0.0
Operating companies | Insurance and Reinsurance | Asia | Zenith National
Disclosure of geographical areas [line items]
Net premiums earned	0.0	0.0
Operating companies | Insurance and Reinsurance | Asia | Brit
Disclosure of geographical areas [line items]
Net premiums earned	45.9	48.9
Operating companies | Insurance and Reinsurance | Asia | Allied World
Disclosure of geographical areas [line items]
Net premiums earned	227.6	239.7
Operating companies | Insurance and Reinsurance | Asia | Fairfax Asia
Disclosure of geographical areas [line items]
Net premiums earned	221.7	215.2
Operating companies | Insurance and Reinsurance | Asia | Other
Disclosure of geographical areas [line items]
Net premiums earned	139.6	111.1
Operating companies | Insurance and Reinsurance | International | Northbridge
Disclosure of geographical areas [line items]
Net premiums earned	0.0	0.0
Operating companies | Insurance and Reinsurance | International | Odyssey Group
Disclosure of geographical areas [line items]
Net premiums earned	659.3	594.8
Operating companies | Insurance and Reinsurance | International | Crum & Forster
Disclosure of geographical areas [line items]
Net premiums earned	16.8	2.1
Operating companies | Insurance and Reinsurance | International | Zenith National
Disclosure of geographical areas [line items]
Net premiums earned	0.0	0.0
Operating companies | Insurance and Reinsurance | International | Brit
Disclosure of geographical areas [line items]
Net premiums earned	338.6	366.5
Operating companies | Insurance and Reinsurance | International | Allied World
Disclosure of geographical areas [line items]
Net premiums earned	411.9	350.8
Operating companies | Insurance and Reinsurance | International | Fairfax Asia
Disclosure of geographical areas [line items]
Net premiums earned	0.0	0.0
Operating companies | Insurance and Reinsurance | International | Other
Disclosure of geographical areas [line items]
Net premiums earned	930.4	904.6
Other | Run-off
Disclosure of geographical areas [line items]
Net premiums earned	128.1	642.1
Interest and dividends	24.7	55.8
Share of profit (loss) of associates	(11.2)	(6.3)
Net gains (losses) on investments	(96.9)	168.2
Gain on deconsolidation of insurance subsidiary	(9.0)
Other revenue	0.0	0.0
Other | Run-off | Canada
Disclosure of geographical areas [line items]
Net premiums earned	0.1	5.8
Other | Run-off | United States
Disclosure of geographical areas [line items]
Net premiums earned	1.1	29.8
Other | Run-off | Asia
Disclosure of geographical areas [line items]
Net premiums earned	0.0	0.5
Other | Run-off | International
Disclosure of geographical areas [line items]
Net premiums earned	$ 126.9	$ 606.0